Financial instruments	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
33.	Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by each category as of March 31, 2023 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,845,233	-	-	4,845,233	4,845,233
Other assets	10	850,261	-	-	850,261	850,261
Trade receivables	13	11,345,542	-	-	11,345,542	11,345,542
Derivative financial instruments	13	-	25,263	-	25,263	25,263
Other investments	15	372,000	-	671,020	1,044,020	1,044,020
Liabilities
Bank overdraft	8	951,466	-	-	951,466	951,466
Lease liabilities	7	2,451,179	-	-	2,451,179	2,451,179
Other liabilities	18	19,877	-	-	19,877	19,877
Borrowings from banks	19	14,982,750	-	-	14,982,750	14,982,750
Borrowings from others	19	2,045,239	-	-	2,045,239	2,045,239
Trade and other payables	20	11,267,576	-	-	11,267,576	11,267,576
Derivative financial liabilities	20	-	-	-
Other financial liabilities		2,059,524	-	-	2,059,524	2,059,524
6% Compulsory Convertible Debentures		2,000,000	-	-	2,000,000	2,000,000
9% Cumulative Non-convertible preference shares		500,000	-	-	500,000	500,000

The carrying value and fair value of financial instruments by each category as of March 31, 2022 were as
follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,574,013	-	-	4,574,013	4,574,013
Other assets	10	447,940	-	-	447,940	447,940
Trade receivables	13	10,784,668	-	-	10,784,668	10,784,668
Other receivables	13	29,869	-	-	29,869	29,869
Other investments	15	474,340	-	1,710	476,050	476,050
Liabilities
Bank overdraft	8	371,995	-	-	371,995	371,995
Lease liabilities	7	2,207,403	-	-	2,207,403	2,207,403
Other liabilities	18	60,742	-	-	60,742	60,742
Borrowings from banks	19	7,379,680	-	-	7,379,680	7,379,680
Borrowings from others	19	5,000,511	-	-	5,000,511	5,000,511
Trade and other payables	20	10,510,409	-	-	10,510,409	10,510,409
Derivative financial liabilities	20	-	-	-
6% Compulsory Convertible Debentures		2,000,000	-	-	2,000,000	2,000,000
9% Cumulative Non-convertible preference shares		500,000	-	-	500,000	500,000

Details of financial assets hypothecated as collateral

The carrying amount of financial assets as at March 31, 2023 and 2022 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2023	March 31, 202 2
Cash and cash equivalents	1,194,786	4,304,700
Trade receivables	4,078,466	10,991,295
	5,273,252	15,295,995

Derivative financial instruments

(a)	Forwards and options
Foreign exchange forward contracts and options are purchased to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss. The counterparties for these contracts are generally banks or financial institutions. The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2023 and 2022

As of
	March 31, 20 23	March 31, 2022
Forward contracts
In U.S. Dollars (Sell)	-	-
In U.S. Dollars (Buy)	-	-

The Company recognized a net loss on the forward contracts of ₹ (1,387) (March 31, 2022: ₹ 2,206 – Net gain) for the year ended March 31, 2023.

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 202 3	March 31, 20 22
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	-	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

(b)	Cross Currency Swap:

The Group has entered into Cross Currency Swaps in order to hedge the cash flows arising out of the Principal and Interest payments of the underlying External Commercial Borrowing denominated in USD. The period of the swap contracts is co terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay INR fixed and receive fixed USD principal and interest cash flows during the term of the contract. The swap arrangement is marked to market at the end of every period and losses are recognised in the Statement of Income. The swap contracts outstanding balances as on March 31, 2023 and March 31, 2022 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	102,900	USD 1,400	-
Tranche 2 (Undrawn)	154,350	USD 2,100	-
Total	257,300	USD 3,500	-

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	132,300	USD 1,800	-
Tranche 2 (Undrawn)	198,450	USD 2,700	-
Total	330,750	USD 4,500	-

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

Particulars	As at		As at
	'March 31, 2023		'March 31, 2022
	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	1,000	73,500	1,000	73,500
One to two years	1,000	73,500	1,000	73,500
Two to three years	1,000	73,500	1,000	73,500
Three to four years	500	36,800	1,000	73,500
Four to five years	-	-	500	36,800
More than five years	-	-	-	-
Total cash flows	3,500	257,300	4,500	330,750

The Group recognized a net loss on the cross currency swaps of  ₹ Nil [Previous year : ₹ Nil for the year ended March 31, 2023.

(c)	Interest Rate Swap:

The Group has entered into Interest Rate Swaps in order to hedge the cash flows arising out of the Interest payments of the underlying ECB. The period of the swap contract is co terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay fixed rate of interest (8.9%) and receive variable rate of interest equal to LIBOR + 2.5% on notional amount. The swap arrangement is marked to market at the end of every period and losses are recognised in the Statement of income.

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 202 3		March 31, 2022
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)

Less than 1 year	279	20,507	367	26,999
One to two years	189	13,916	279	20,507
Two to three years	101	7,375	189	13,916
Three to four years	*	1,237	101	7,375
Four to five years	-	-	*	1,236
More than five years	-	-	-	-
Total cash flows	569	43,035	936	70,033

* Amount below rounding off norm adopted by the Group

Total notional amount outstanding as of March 31, 202
3
is US $ 3,500 (March 31, 20
22
: US $ 4,500)
.

Net gain on account of interest rate swaps amount to ₹ 25,263 for the year ended March 31, 202
3
(March 31, 20
22
: ₹ 16,879 – Net gain).

Fair value measurements:

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2023			Fair value as of March 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	25,263	-	-	16,879

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•	Level 3 – unobservable inputs for the asset or liability.

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss
	Year ended
	March 31, 2023	March 31, 202 2	March 31, 2021
Financial assets at amortised cost
Interest income on bank deposits	82,675	45,060	56,134
Interest income from other financial assets	55,511	28,517	26,700
Impairment loss of trade receivables	(371,890)	(433,723)	(755,495)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	(25,263)	(16,879)	8,079

Financial liabilities at amortised cost
Interest expenses on lease obligations	(191,911)	(185,092)	(178,300)
Interest expenses on borrowings from banks, others and overdrafts	(1,313,494)	(805,170)	(714,121)